Stock Options - Schedule of Stock Options Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of options, Outstanding	146,000	177,000	180,760
Number of options, Granted			120,000
Number of options, Expired
Number of options, Exercised
Number of options, Outstanding	146,000	146,000	177,000
Number of options, Exercisable	146,000	146,000
Weighted average exercise price per share, Outstanding	$ 3.019	$ 5.818	$ 16.368
Weighted average exercise price per share, Granted			1.500
Weighted average exercise price per share, Expired
Weighted average exercise price per share, Exercised
Weighted average exercise price per share, Outstanding	3.019	3.019	$ 5.818
Weighted average exercise price per share, Exercisable	$ 3.019	$ 3.019